EXPLORATION AND EVALUATION (E&E) ASSETS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
EXPLORATION AND EVALUATION (E&E) ASSETS [Text Block]

NOTE 5 – EXPLORATION AND EVALUATION (“E&E”) ASSETS

	Canadian Oil	United States
	and Gas	Oil and Gas
	Properties	Properties	Total
	$	$	$
Cost:
Balance at January 1, 2016	281	18,982	19,263
Additions	2	-	2
Change in decommissioning provision	13	-	13
Disposals	-	(772)	(772)
Foreign currency translation and other	-	(768)	(768)
Balance at December 31, 2016	296	17,442	17,738
Additions	4	3	7
Change in decommissioning provision	56	-	56
Disposals	-	-	-
Foreign currency translation and other	-	(1,174)	(1,174)
Balance at December 31, 2017	356	16,271	16,627

	Canadian Oil	United States
	and Gas	Oil and Gas
	Properties	Properties	Total
	$	$	$
Accumulated impairment losses:
Balance at January 1, 2016	-	(16,041)	(16,041)
Impairment losses	-	(1,790)	(1,790)
Disposals	-	513	513
Foreign currency translation and other	-	550	550
Balance at December 31, 2016	-	(16,768)	(16,768)
Impairment losses (Note 7)	(350)	(621)	(971)
Disposals	-	-	-
Foreign currency translation and other	-	1,120	1,120
Balance at December 31, 2017	(350)	(16,269)	(16,619)

	Canadian Oil	United States
	and Gas	Oil and Gas
	Properties	Properties	Total
	$	$	$
Carrying amounts:
At December 31, 2016	296	674	970
At December 31, 2017	6	2	8

Exploration and evaluation (“E&E”) assets consist of the Company’s exploration projects which are pending the determination of proven reserves.

United States Exploration and Evaluation Properties

As at December 31, 2017, the Company holds oil and gas leases in the Piceance, Paradox and Uinta Basins in the US Rocky Mountains, of which a portion was classified as E&E assets.

The E&E asset impairment is $621,000 and $1,790,000 for the year ended December 31, 2017 and December 31, 2016, respectively. The impairment was recognized upon a review of each exploration license or field, carried out, at least annually, to confirm whether the Company intends further appraisal activity or to otherwise extract value from the property.